Business Acquisition and Contingent Consideration - Schedule of Contingent Consideration Balance Due (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Beginning Balance	$ 409,861	$ 180,597
Less: payments		(309,133)
Additions			$ 180,597
Payment of contingent consideration		(309,133)
Ending Balance	831,632	409,861	180,597
Change in fair market value		821,031
Beginning Balance	1,172,654	890,020
Additions			890,020
Change in fair market value	141,475	282,634
Ending Balance	1,031,179	1,172,654	890,020
Beginning Balance	1,582,515	1,070,617
Additions			1,070,617
Change in fair market value	280,296	705,355	0
Ending Balance	1,862,811	1,582,515	$ 1,070,617
Accounts Payable [Member]
Business Acquisition, Contingent Consideration [Line Items]
Change in fair market value	$ 421,771	$ 538,397